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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman          Northbrook, IL       2/14/2013
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          43
                                        --------------------

Form 13F Information Table Value Total:       193,847
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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
           COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                 TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER             CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
ACCELRYS INC                       COM       00430U103   21,148 2,336,776  SH         SOLE             2,336,776    0      0
ACCELRYS INC                       COM       00430U103      747    82,542  SH        OTHER                82,542    0      0
ANGIODYNAMICS INC                  COM       03475V101    9,876   898,666  SH         SOLE               898,666    0      0
ANGIODYNAMICS INC                  COM       03475V101      329    29,906  SH        OTHER                29,906    0      0
BALCHEM CORP                       COM       057665200    6,413   175,934  SH         SOLE               175,934    0      0
BALCHEM CORP                       COM       057665200      182     4,990  SH        OTHER                 4,990    0      0
BERKSHIRE HATHAWAY INC DEL       CL B NEW    084670702    4,994    55,675  SH         SOLE                55,675    0      0
BERKSHIRE HATHAWAY INC DEL       CL B NEW    084670702      180     2,005  SH        OTHER                 2,005    0      0
CALLIDUS SOFTWARE INC              COM       13123E500    6,442 1,418,862  SH         SOLE             1,418,862    0      0
CALLIDUS SOFTWARE INC              COM       13123E500      187    41,175  SH        OTHER                41,175    0      0
CARDIONET INC                      COM       14159L103    5,454 2,392,063  SH         SOLE             2,392,063    0      0
CARDIONET INC                      COM       14159L103      221    96,850  SH        OTHER                96,850    0      0
DTS INC                            COM       23335C101   13,300   796,405  SH         SOLE               796,405    0      0
DTS INC                            COM       23335C101      390    23,339  SH        OTHER                23,339    0      0
DIGITALGLOBE INC                 COM NEW     25389M877   14,707   601,743  SH         SOLE               601,743    0      0
DIGITALGLOBE INC                 COM NEW     25389M877      463    18,945  SH        OTHER                18,945    0      0
FLOTEK INDS INC DEL                COM       343389102    6,492   532,157  SH         SOLE               532,157    0      0
FLOTEK INDS INC DEL                COM       343389102      183    15,000  SH        OTHER                15,000    0      0
GEOSPACE TECHNOLOGIES CORP         COM       37364X109    3,831    43,110  SH         SOLE                43,110    0      0
GEOSPACE TECHNOLOGIES CORP         COM       37364X109      113     1,275  SH        OTHER                 1,275    0      0
KMG CHEMICALS INC                  COM       482564101   10,040   571,423  SH         SOLE               571,423    0      0
KMG CHEMICALS INC                  COM       482564101      267    15,181  SH        OTHER                15,181    0      0
MERCURY SYS INC                    COM       589378108   13,324 1,448,301  SH         SOLE             1,448,301    0      0
MERCURY SYS INC                    COM       589378108      454    49,332  SH        OTHER                49,332    0      0
MONOTYPE IMAGING HOLDINGS INC      COM       61022P100    6,113   382,567  SH         SOLE               382,567    0      0
MONOTYPE IMAGING HOLDINGS INC      COM       61022P100      223    13,950  SH        OTHER                13,950    0      0
NVE CORP                         COM NEW     629445206   20,031   360,991  SH         SOLE               360,991    0      0
NVE CORP                         COM NEW     629445206      674    12,150  SH        OTHER                12,150    0      0
PURECYCLE CORP                   COM NEW     746228303    6,236 2,203,636  SH         SOLE             2,203,636    0      0
PURECYCLE CORP                   COM NEW     746228303      188    66,341  SH        OTHER                66,341    0      0
RENTRAK CORP                       COM       760174102    1,771    90,846  SH         SOLE                90,846    0      0
RENTRAK CORP                       COM       760174102       46     2,375  SH        OTHER                 2,375    0      0
REPLIGEN CORP                      COM       759916109    1,721   273,991  SH         SOLE               273,991    0      0
REPLIGEN CORP                      COM       759916109       58     9,193  SH        OTHER                 9,193    0      0
SCIENTIFIC LEARNING CORP           COM       808760102    3,234 5,132,555  SH         SOLE             5,132,555    0      0
SCIENTIFIC LEARNING CORP        RESTRICTED   808760102      437   693,640  SH         SOLE               693,640    0      0
SCIENTIFIC LEARNING CORP           COM       808760102       29    46,355  SH        OTHER                46,355    0      0
SURMODICS INC                      COM       868873100   10,125   452,804  SH         SOLE               452,804    0      0
SURMODICS INC                      COM       868873100      422    18,879  SH        OTHER                18,879    0      0
TESSERA TECHNOLOGIES INC           COM       88164L100   15,003   912,032  SH         SOLE               912,032    0      0
TESSERA TECHNOLOGIES INC           COM       88164L100      511    31,075  SH        OTHER                31,075    0      0
WEBSENSE INC                       COM       947684106    7,073   470,266  SH         SOLE               470,266    0      0
WEBSENSE INC                       COM       947684106      215    14,325  SH        OTHER                14,325    0      0
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